Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following, in thousands:

	December 31,
	2012	2011
Professional fees	$108	$142
Research and development costs	256	93
Payroll related costs	403	309

Total accrued expenses and other current liabilities	$767	$544